SUBSEQUENT EVENTS NARRATIVE (Details) - Major business combination - USD ($) $ in Billions	Jul. 31, 2026	Aug. 14, 2026
Oaktree Capital Management, L.P.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Boralex
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Oaktree Capital Management, L.P.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interests acquired	26.00%
Consideration transferred, acquisition-date fair value	$ 3.0
Boralex
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value		$ 2.7